Business Acquisitions	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
Business Acquisitions

NOTE 3 — BUSINESS ACQUISITIONS

On October 14, 2011, the Company's International segment acquired Brouwer & Partners, a street furniture business in Holland, for $12.5 million.

During 2009, the Company's International segment purchased the remaining 15% interest in its consolidated subsidiary, Paneles Napsa S.A., for $13.0 million and also acquired an additional 5% interest in its consolidated subsidiary, Clear Channel Jolly Pubblicita SPA, for $12.1 million.